Other Operating Income And Expenses	12 Months Ended
Dec. 31, 2018
Other Operating Income And Expenses Abstract [Abstract]
Disclosure Of Other Operating Income Expense Explanatory

30. Other Operating Income and Expenses

Details of other operating income and expenses for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016
	(In millions of Korean won)
Other operating income
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets	￦	226
Gain on sale of available-for-sale financial assets		236,344
Reversal for impairment on available-for-sale financial assets		328

Sub-total		236,898

Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets		—

Sub-total		—

Gain on foreign exchange transactions		3,567,560
Dividend income		134,989
Others		278,827

Total other operating income		4,218,274

Other operating expenses
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets		—
Loss on sale of available-for-sale financial assets		44,360
Impairment on available-for-sale financial assets		35,216

Sub-total		79,576

Loss on foreign exchanges transactions		3,303,205
Others		1,251,401

Total other operating expenses		4,634,182

Net other operating expenses	￦	(415,908)

	2017
	(In millions of Korean won)
Other operating income
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets	￦	884
Gain on sale of available-for-sale financial assets		113,001

Sub-total		113,885

Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets		374

Sub-total		374

Gain on foreign exchange transactions		2,520,168
Dividend income		276,829
Others		325,745

Total other operating income		3,237,001

Other operating expenses
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets		1,403
Loss on sale of available-for-sale financial assets		174,543
Impairment on available-for-sale financial assets		47,917

Sub-total		223,863

Loss on foreign exchanges transactions		2,472,657
Others		1,442,371

Total other operating expenses		4,138,891

Net other operating expenses	￦	(901,890)

	2018
	(In millions of Korean won)
Other operating income
Revenue related to financial assets mandatorily measured at fair value through other comprehensive income
Gain on redemption of financial assets mandatorily measured at fair value through other comprehensive income	￦	259
Gain on sale of financial assets mandatorily measured at fair value through other comprehensive income		134,875

Sub-total		135,134

Financial assets at amortized cost
Gain on sale of loans at amortized cost		46,877

Sub-total		46,877

Gain on foreign exchange transactions		1,600,161
Dividend income		83,930
Others		260,709

Total other operating income		2,126,811

Other operating expenses
Expense on redemption of financial assets mandatorily measured at fair value through other comprehensive income
Losses on redemption of financial assets mandatorily measured at fair value through other comprehensive income		17
Losses on sale of financial assets mandatorily measured at fair value through other comprehensive income		35,864

Sub-total		35,881

Financial assets at amortized cost
Loss on sale of loans at amortized cost		9,006

Sub-total		9,006

Loss on foreign exchanges transactions		1,539,837
Others		1,672,123

Total other operating expenses		3,256,847

Net other operating expenses	￦	(1,130,036)